Recent accounting pronouncements and accounting changes	12 Months Ended
Dec. 31, 2024
Accounting Changes and Error Corrections [Abstract]
Recent accounting pronouncements and accounting changes	Recent accounting pronouncements and accounting changes
Accounting Pronouncements Adopted
Effective for the company’s fiscal year ended December 31, 2024, the company adopted Accounting Standards Update (ASU) No. 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07), issued by the Financial Accounting Standards Board (FASB), which enhances reportable segment disclosure requirements including disclosures about significant segment expenses on an annual and interim basis. The adoption of ASU 2023-07 did not have a material impact to the company’s consolidated financial statements. The required annual disclosures were applied to the presentation of the company’s reportable segments, see Note 20, “Segment information.” Prior periods reportable segment disclosures have been reclassified to be comparable to the current year presentation.
Accounting Pronouncements Not Yet Adopted
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures. This ASU enhances disclosures relating to the rate reconciliation and requires income taxes paid disclosures disaggregated by jurisdiction among other amendments. This update is effective for annual periods beginning after December 15, 2024, with early adoption permitted and should be applied on a prospective basis with a retrospective application permitted. This ASU is not expected to have a material effect on the company’s consolidated financial statements.
In November 2024, the FASB issued ASU No. 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures. This ASU requires public companies to disclose, on an annual and interim basis, additional information about certain costs and expenses in the notes to the financial statements. The standard is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027, with early adoption permitted on either a prospective or retrospective basis. The company is currently evaluating the impact of the standard on its consolidated financial statements and related disclosures.